Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Cash And Cash Equivalents

	2023	2022
(in $ millions)	$	$
Short-term deposits	650	504
Cash at banks and on hand	2,488	1,448
Cash and cash equivalents in the statement of financial position	3,138	1,952